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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mohnish Pabrai
Address:   114 Pacifica
           Suite 240
           Irvine, CA 92618-3321

Form 13F File Number:  028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mohnish Pabrai
Title:     Individual
Phone:     (949) 275-5652

Signature, Place, and Date of Signing:


/s/ Mohnish Pabrai                   Irvine, CA                     May 15, 2007
---------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

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                              FORM 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     14

Form I3F Information Table Value Total:     $399,068 (thousands)

List of Other Included Managers:            NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                                                      FORM 13F INFORMATION TABLE


COLUMN 1                 COLUMN 2    COLUMN 3     COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7          COLUMN 8
--------------------     --------   -----------   --------   -------------------   -----------   --------   ------------------------

                         TITLE OF                 VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER      VOTING   AUTHORITY
NAME OF ISSUER           CLASS      CUSIP         (X$1000)   PRN AMT    PRN  CALL  DISCRETION    MANAGERS   SOLE     SHARED     NONE
--------------------     --------   -----------   --------   ---------  ---- ----  -----------   --------   -------- ---------- ----
ABX Air, Inc.            COM        00080S101     35,662     5,206,081   SH        Sole          None       5,206,081

Berkshire Hathaway       A          084670 10 8   13,842     127         SH        Sole          None       127

Berkshire Hathaway       B          084670 20 7   11,269     3,096       SH        Sole          None       3,096

Cryptologic              COM        228906103     43,565     1,742,609   SH        Sole          None       1,742,609

Delta Financial Corp.    COM        247918105     38,550     4,661,401   SH        Sole          None       4,661,401

Fairfax Finl Hldngs
Ltd                      SUB VTG    303901 10 2   53,133     236,590     SH        Sole          None       236,590

FreightCar America,      COM        357023100     1,692      35,125      SH        Sole          None       35,125
Inc.

Harvest Nat Res Inc.     COM        41754V 10 3   48,445     4,973,787   SH        Sole          None       4,973,787

Ipsco Inc.               COM        462622 10 1   73,232     557,318     SH        Sole          None       557,318

Lear Corp.               COM        521865105     21,756     595,901     SH        Sole          None       595,901

MDC Holdings Inc.        COM        552676108     15,541     323,301     SH        Sole          None       323,301

Pinnacle Airlines Corp.  COM        723443107     36,205     2,094,002   SH        Sole          None       2,094,002

Star Gas Partners LP     UNITS
                         LTD PRTN   85512C 10 5   4,569      1,168,668   SH        Sole          None       1,168,668

Universal Stainless &
Alloy, Inc.              COM        913837 10 0   1,607      33,843      SH        Sole          None       33,843